Future aircraft leases payments (Details 3) - Aircraft Under Operating Lease [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	$ 126,784
Less Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	22,885
Between One and Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	68,457
More Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future minimum income	$ 35,442